Condensed Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 27,692,000	$ 36,120,000	$ 59,527,000
Accounts receivable	420,000	390,000	100,000
Prepaid expenses and other current assets	4,853,000	2,069,000	789,000
Total current assets	32,965,000	38,579,000	60,416,000
Property and equipment, net	15,558,000	11,988,000	3,011,000
Operating lease right-of-use assets	4,164,000	4,296,000	636,000
Intangible assets, net	5,110,000	2,687,000	1,276,000
Other noncurrent assets	2,596,000	2,928,000	6,000
Total Assets	60,393,000	60,478,000	65,345,000
Current liabilities:
Accounts payable	4,635,000	538,000	441,000
Accrued expenses	1,688,000	608,000	234,000
Current portion of operating lease liabilities	559,000	495,000	133,000
Unearned revenue	100,000	240,000
Current portion of stock option early exercise liabilities	1,525,000
Total current liabilities	8,507,000	1,881,000	808,000
Operating lease liabilities, net of current portion	3,716,000	3,776,000	551,000
Unearned revenue, net of current portion	1,533,000	1,118,000
Stock option early exercise liabilities, net of current portion	3,228,000
Total liabilities	16,984,000	6,775,000	1,359,000
Commitments and Contingencies
Convertible Redeemable Preferred Stock and Warrants:
Convertible redeemable preferred stock			61,867,000
Warrants for Series B-1 convertible redeemable preferred stock	566,000	566,000
Stockholders' Equity (Deficit):
Common stock, value	1,000	1,000	1,000
Additional paid-in capital	14,865,000	7,838,000	3,263,000
Accumulated deficit	(56,926,000)	(39,605,000)	(24,181,000)
Total stockholders' equity (deficit)	(42,060,000)	(31,766,000)	(20,917,000)
Total Liabilities, Convertible Redeemable Preferred Stock, Warrants and Stockholders' Deficit	60,393,000	60,478,000	65,345,000
dMY TECHNOLOGY GROUP, INC. III [Member]
Current assets:
Cash	170	1,569,739
Prepaid assets	711,544	770,285
Cash and cash equivalents	170	1,569,739
Total current assets	711,714	2,340,024
Investments held in Trust Account	300,083,934	300,030,565
Total Assets	300,795,648	302,370,589
Current liabilities:
Accounts payable	313,509	850,442
Accrued expenses	3,550,285	512,509
Franchise tax payable	100,050	58,132
Due to related parties/ Note payable to related parties	156,366	31,366
Total current liabilities	4,120,210	1,452,449
Deferred underwriting commissions in connection with the initial public offering	10,500,000	10,500,000
Derivative warrant liabilities	40,600,000	34,885,000
Total liabilities	55,220,210	46,837,449
Commitments and Contingencies
Convertible Redeemable Preferred Stock and Warrants:
Convertible redeemable preferred stock	240,575,430	250,533,130
Stockholders' Equity (Deficit):
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0
Additional paid-in capital	31,170,964	21,213,363
Accumulated deficit	(26,172,300)	(16,214,598)
Total stockholders' equity (deficit)	5,000,008	5,000,010
Total Liabilities, Convertible Redeemable Preferred Stock, Warrants and Stockholders' Deficit	300,795,648	302,370,589
Common Class A [Member] | dMY TECHNOLOGY GROUP, INC. III [Member]
Stockholders' Equity (Deficit):
Common stock, value	594	495
Common Class B [Member] | dMY TECHNOLOGY GROUP, INC. III [Member]
Stockholders' Equity (Deficit):
Common stock, value	750	750
Series A Convertible Redeemable Preferred Stock [Member]
Convertible Redeemable Preferred Stock and Warrants:
Convertible redeemable preferred stock	1,925,000	1,925,000	1,925,000
Series B Convertible Redeemable Preferred Stock [Member]
Convertible Redeemable Preferred Stock and Warrants:
Convertible redeemable preferred stock	21,111,000	21,111,000	21,111,000
Series B1 Convertible Redeemable Preferred Stock [Member]
Convertible Redeemable Preferred Stock and Warrants:
Convertible redeemable preferred stock	$ 61,867,000	$ 61,867,000	$ 61,867,000